                                  VARIFLEX LS

                                  ANNUITY VIII

                               1996 ANNUAL REPORT


[SBL LOGO]
Security Benefit Life Insurance Company
A Member of The Security Benefit
Group of Companies

A LETTER FROM THE PRESIDENT

Security Benefit is one company dedicated to the successful mastery of our mission: MAINTAINING A STRONG FINANCIAL POSITION AND CONSISTENT GROWTH FOR THE PROTECTION AND SECURITY OF ALL OF OUR POLICYHOLDERS AND CUSTOMERS. All of us at Security Benefit renew our commitment to this mission every day. We want to be the best and do our best for you. As a member of the Security Benefit team, I am especially proud that mastering successful growth is an achievement we have come to expect as a team.

It is my pleasure to report that 1996 was again a record year of outstanding achievements for Security Benefit.

*  Sales surpassed 1995 results by 48%

*  Profits are up 18% over last year

*  Revenues and deposit funds exceeded 1995 results by 28%

*  Company assets rose 17% over 1995 figures

These accomplishments would just be facts on paper without the efforts of the people who work at Security Benefit. They are the heart of our company, and I am proud to be part of their team.

My wish for 1997 is to have another record year for our company. Last year's accomplishments will be difficult to top but all of us at Security Benefit have our sights and goals set high. We are well positioned with new, creative products designed in response to our customers' changing investment goals and lifestyle requirements. We know true mastery does not come easily. With perseverance and attention to constantly improving what we do best, I know we can do it.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
President and Chief Executive Officer

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

MELANIE S. FANNIN
PRESIDENT
Kansas - Southwestern Bell Telephone
Topeka, Kansas

WILLIAM W. HANNA
PRESIDENT & CHIEF OPERATING OFFICER
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
PRESIDENT
Noller Enterprises
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND PRESIDENT
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
PRESIDENT
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 3, 1997 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

                         REPORT OF INDEPENDENT AUDITORS

The Contractowners of SBL Variable Annuity Account VIII and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of SBL Variable Annuity Account VIII (the Company) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity Account VIII at December 31, 1996, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                             Ernst & Young LLP

February 7, 1997

                 SBL VARIABLE ANNUITY ACCOUNT VIII (VARIFLEX LS)

                                  Balance Sheet

                                December 31, 1996
                             (DOLLARS IN THOUSANDS)

ASSETS
Investments:

   SBL Fund:

     Series A (Growth Series) - 1,304,751 shares at net asset value of $24.31 per share (cost, $30,692)..........................  $  31,719

     Series B (Growth-Income Series) - 580,561 shares at net asset
       value of $35.40 per share (cost, $20,771)....................     20,552

     Series C (Money Market Series) - 1,297,710 shares at net asset
       value of $12.56 per share (cost, $16,204)....................     16,299

     Series D (Worldwide Equity Series) - 2,545,572 shares at net
       asset value of $6.14 per share (cost, $15,488)...............     15,630

     Series E (High Grade Income Series) - 1,538,241 shares at net
       asset value of $12.00 per share (cost, $18,684)..............     18,459

     Series J (Emerging Growth Series) - 585,572 shares at net
       asset value of $18.25 per share (cost, $10,498)..............     10,687

     Series K (Global Aggressive Bond Series) - 366,144 shares at net
       asset value of $10.72 per share (cost, $4,032)...............      3,925

     Series M (Specialized Asset Allocation Series) - 1,351,411 shares
       at net asset value of $12.05 per share (cost, $15,180).......     16,285

     Series N (Managed Asset Allocation Series) - 704,076 shares at net
       asset value of $12.02 per share (cost, $7,861)................     8,463

     Series O (Equity Income Series) - 1,728,336 shares at net
       asset value of $14.01 per share (cost, $21,854)...............    24,214

     Series S (Social Awareness Series) - 169,763 shares at net
       asset value of $19.08 per share (cost, $3,169)................     3,239
                                                                  -------------
Total assets.........................................................  $169,472
                                                                  ==============

                            See accompanying notes.

NET ASSETS
Net assets are represented by (Note 3):

                                                 NUMBER      UNIT
                                                OF UNITS     VALUE     AMOUNT
                                               -------------------------------
   Growth Series:
     Accumulation units......................  1,987,463     $15.96   $31,719

   Growth-Income Series:
     Accumulation units......................  1,388,519      14.80    20,552

   Money Market Series:
     Accumulation units......................  1,520,180      10.72    16,299

   Worldwide Equity Series:
     Accumulation units......................  1,183,160      13.21    15,630

   High Grade Income Series:
     Accumulation units......................  1,631,708      11.31    18,459

   Emerging Growth Series:
     Accumulation units......................    772,390      13.84    10,687

   Global Aggressive Bond Series:
     Accumulation units......................    328,077      11.96     3,925

   Specialized Asset Allocation Series:
     Accumulation units......................  1,361,078      11.96    16,285

   Managed Asset Allocation Series:
     Accumulation units......................    715,033      11.84     8,463

   Equity Income Series:
     Accumulation units......................  1,764,015      13.73    24,214

   Social Awareness Series:
     Accumulation units......................    220,549      14.69     3,239
                                                                     ----------
Total net assets.............................                        $169,472
                                                                     ==========

See accompanying notes.

                 SBL VARIABLE ANNUITY ACCOUNT VIII (VARIFLEX LS)

                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1996
                                 (IN THOUSANDS)

                                                                                                   HIGH
                                                                GROWTH-    MONEY      WORLDWIDE    GRADE     EMERGING
                                                      GROWTH    INCOME     MARKET       EQUITY     INCOME     GROWTH
                                                      SERIES    SERIES     SERIES       SERIES     SERIES     SERIES
                                                   ----------------------------------------------------------------
Dividend distributions..........................        $167      $299       $619       $328       $651       $13
Expenses (Note 2):
   Mortality and expense risk fee...............        (202)     (144)      (198)      (100)      (110)      (76)
   Administrative fee...........................         (24)      (17)       (23)       (12)       (13)       (9)
                                                   ----------------------------------------------------------------
Net investment income (loss)....................         (59)      138        398        216        528       (72)

Capital gains distributions.....................       1,038     1,447          -        309          -       297
Realized gain (loss) on investments.............         861       338         62        270       (215)      138
Unrealized appreciation (depreciation) on                899      (325)       117        105       (298)      182
   investments..................................
                                                   ----------------------------------------------------------------
Net realized and unrealized gain (loss) on             2,798     1,460        179        684       (513)      617
   investments..................................
                                                   ----------------------------------------------------------------

Net increase in net assets resulting from              2,739     1,598        577        900         15       545
   operations...................................

Net assets at beginning of year.................       3,825     3,162      2,991      1,441      2,777     1,589
Variable annuity deposits (Notes 2 and 3).......      36,931    19,038     52,927     16,001     20,763    13,962
Terminations and withdrawals (Notes 2 and 3)....     (11,776)   (3,246)   (40,196)    (2,712)    (5,096)   (5,409)
                                                   ================================================================
Net assets at end of year.......................     $31,719   $20,552    $16,299    $15,630    $18,459   $10,687
                                                   ================================================================

SEE ACCOMPANYING NOTES.

                                                               SPECIALIZED    MANAGED
                                                     GLOBAL       ASSET         ASSET      EQUITY    SOCIAL
                                                   AGGRESSIVE   ALLOCATION   ALLOCATION    INCOME   AWARENESS
                                                   OND SERIES     SERIES       SERIES      SERIES    SERIES
                                                   ----------------------------------------------------------
Dividend distributions..........................       $260         $144         $39         $42        $8
Expenses (Note 2):
   Mortality and expense risk fee...............        (30)        (145)        (72)       (189)      (20)
   Administrative fee...........................         (4)         (18)         (8)        (22)       (3)
                                                   ----------------------------------------------------------
Net investment income (loss)....................        226          (19)        (41)       (169)      (15)

Capital gains distributions.....................         44           67           8           3        41
Realized gain (loss) on investments.............        156          285         155         622        78
Unrealized appreciation (depreciation) on              (114)         998         536       2,141        53
   investments..................................
                                                   ----------------------------------------------------------
Net realized and unrealized gain on
   investments..................................         86        1,350         699       2,766       172
                                                   ----------------------------------------------------------

Net increase in net assets resulting from               312        1,331         658       2,597       157
   operations...................................

Net assets at beginning of year.................        923        5,004       2,468       3,102       467
Variable annuity deposits (Notes 2 and 3).......      4,266       12,169       6,890      21,963     3,033
Terminations and withdrawals (Notes 2 and 3)....     (1,576)      (2,219)     (1,553)     (3,448)     (418)
                                                   ==========================================================
Net assets at end of year.......................     $3,925      $16,285      $8,463     $24,214    $3,239
                                                   ==========================================================

                        SBL VARIABLE ANNUITY ACCOUNT VIII

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of principal), Series J (Emerging Growth Series - emphasis on capital appreciation), Series K (Global Aggressive Bond Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series - emphasis on high total return).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), which is owned 50% by SBL and 50% by Security Benefit Group, Inc. (SBG), a wholly-owned subsidiary of SBL. SMC has engaged Lexington Management Corporation to provide sub-advisory services for the Worldwide Equity Series and Global Aggressive Bond Series and has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series. SMC has also entered into agreements with Templeton Quantitative Advisors, Inc. and Meridian Investment Management Corporation to provide certain quantitative research services with respect to the Specialized Asset Allocation Series.

INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold during 1996 were as follows (In Thousands):

                                                 -------------------------------
                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                 -------------------------------

Growth Series..................................      $40,767         $14,633
Growth-Income Series...........................       22,294           4,917
Money Market Series............................       57,357          44,228
Worldwide Equity Series........................       17,845           4,031
High Grade Income Series.......................       23,119           6,924
Emerging Growth Series.........................       15,884           7,106
Global Aggressive Bond Series..................        5,138           2,178
Specialized Asset Allocation Series............       13,727           3,729
Managed Asset Allocation Series................        7,768           2,464
Equity Income Series...........................       23,567           5,218
Social Awareness Series........................        3,333             692

SBG's investment in the subaccounts represented the following number of units and contract value of SBL Variable Annuity Account VIII contracts owned at December 31, 1996 (DOLLARS IN THOUSANDS):

                                                    NUMBER     CONTRACT
                                                   OF UNITS     VALUE
                                                 ------------------------

Global Aggressive Bond Series................       50,000       $598
Managed Asset Allocation Series..............       40,000        474

ANNUITY RESERVES - As of December 31, 1996 annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES - Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                        SBL VARIABLE ANNUITY ACCOUNT VIII

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996


2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts an administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value of each account. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (In Thousands)

                                                       UNITS
                                                     ---------
Growth Series:
   Variable annuity deposits......................    2,499
   Terminations and withdrawals...................      802
Growth-Income Series:
   Variable annuity deposits......................    1,372
   Terminations and withdrawals...................      232
Money Market Series:
   Variable annuity deposits......................    5,023
   Terminations and withdrawals...................    3,792
Worldwide Equity Series:
   Variable annuity deposits......................    1,273
   Terminations and withdrawals...................      216
High Grade Income Series:
   Variable annuity deposits......................    1,846
   Terminations and withdrawals...................      454
Emerging Growth Series:
   Variable annuity deposits......................    1,048
   Terminations and withdrawals...................      410
Global Aggressive Bond Series:
   Variable annuity deposits......................      380
   Terminations and withdrawals...................      138
Specialized Asset Allocation Series:
   Variable annuity deposits......................    1,089
   Terminations and withdrawals...................      199
Managed Asset Allocation Series:
   Variable annuity deposits......................      625
   Terminations and withdrawals...................      142
Equity Income Series:
   Variable annuity deposits......................    1,772
   Terminations and withdrawals...................      275
Social Awareness Series:
   Variable annuity deposits......................      215
   Terminations and withdrawals...................       32

                      This page left blank intentionally.

                      This page left blank intentionally.

[SBG LOGO]                                                       BULK RATE
The Security Benefit Group of Companies                      U.S. POSTAGE PAID
700 SW Harrison St.,                                             TOPEKA, KS
Topeka, Kansas 66636-0001                                      PERMIT NO. 428